DIGITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF DIGITAL ASSET HOLDINGS

The following table summarizes the Company’s digital asset holdings (in thousands, except number of bitcoins), as of:

	Year ended December 31
	2025	2024	2023
Outstanding at beginning of year	-	-	-
Additions (purchases)	121,935	-	-
Disposals	-	-	-
Losses recognized in earnings	(30,307)	-	-
Balance at end of year	91,628	-	-
Approximate number of bitcoins held	1,047	-	-

SCHEDULE OF DIGITAL ASSET COST BASIS AND UNREALIZED LOSS ON DIGITAL ASSETS

The following table summarizes the Company’s digital asset cost basis and unrealized loss on digital assets (in thousands) for the periods indicated:

	Year ended December 31
	2025	2024
Digital asset cost basis	121,935	-
Digital asset fair value	91,628	-
Unrealized loss on digital assets	30,307	-